Related Party Balances and Transactions - Summary of Expenses Paid on Behalf of Related Party (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Expenses paid on behalf of related party			¥ 13,526